Results From Financial Transactions - Summary of Realized Gains and Losses on Financial Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 399	€ (92)	€ 431
Shares [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	11	25	165
Debt securities and money market investments [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	372	(147)	242
Loans [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	32	16	20
Other [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ (16)	€ 14	€ 3